Other Income or Expense, Net (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income or Expense, Net
Net gain on disposition of Radipolis		$ 932,449
Net gain on disposition of investments			$ 627	$ 3,553,463
Donations		(62,155)	(27,786)	(56,019)
Legal, financial, and accounting advisory and professional services		(534,448)	(353,937)	(212,527)
Gain (loss) on disposition of property and equipment		57,949	(158,658)	(268,532)
Impairment adjustments		(40,803)	(67,574)	(135,750)
Deferred compensation		(225,804)	(199,195)	(251,787)
Dismissal severance expense	$ (150,000)	(273,281)	(533,233)	(530,560)
Income for cash reimbursement received from Imagina		167,619
Interest income for recovered Asset Tax from prior years			139,995
Other, net		212,102	(116,826)	(387,733)
Total other income (expense)		$ 233,628	$ (1,316,587)	1,562,284
Televisa CJ Grand, S.A. de C.V. ("Televisa CJ Grand")
Other Income or Expense, Net
Net gain on disposition of investments				$ 85,000
Ownership interest disposed (in percent)				50.00%
Imagina
Other Income or Expense, Net
Net gain on disposition of investments				$ 3,513,829
Sky
Other Income or Expense, Net
Other taxes paid by Sky in Central America				(148,271)
Cable
Other Income or Expense, Net
Loss on disposition of property and equipment				$ 249,688